STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Common stock issued
Shares issued for payments of Series D dividends	60,598
Shares issued for payment of finder fee	98,000
Issued during the six months ended June 30, 2021	158,598

Summary table of common stock share transactions:

Balance at December 31, 2020	13,138,282
Issued in 2021	158,598
Balance at June 30, 2021	13,296,880

Conversion of debt into common shares – exchange agreements	7,957,013
Conversion of debt into common shares	175,000
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	148,653
Investments	1,526,000
Issued during the year ended December 31, 2020	9,818,813
Balance at December 31, 2019	3,319,469
Issued in 2020	9,818,813
Balance at December 31, 2020	13,138,282

Debt exchanges
	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)

Aquarius	$145,544	$107,500	$38,044	291,088	145,544	145,544	-	-	-
K2 Medical (Shenghuo)[3]	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	-	-
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	-	-
Mr. Case	179,291	150,000	29,291	896,456	-	-	896,456	-	-
Mr. Grimm	51,110	50,000	1,110	255,548	-	-	255,548	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	-	556,136	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	-	77,885	-	-
Dr. Imhoff[2]	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	-	-
Ms. Rosenstock[1]	50,000	50,000	-	100,000	50,000	50,000	-	-	-
Mr. James[2]	2,286	2,000	286	7,745	1,227	1,227	5,291	-	-
Auctus	328,422	249,119	79,303	500,000	-	-	-	700,000	-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	-	250,000
Mr. Wells[4]	220,000	220,000	-	-	-	-	-	-	-
	$2,737,847	$2,496,316	$241,531	7,957,013	1,121,705	1,121,705	4,713,603	700,000	250,000

	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)
Aquarius	$145,544	$107,500	38,044	$291,088	145,544	145,544	-	-	-
K2 Medical (Shenghuo)3	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	-	-
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	-	-
Mr. Case	179,291	150,000	29,291	896,456	-	-	896,456	-	-
Mr. Grimm	51,050	50,000	1,050	255,548	-	-	255,548	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	-	556,136	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	-	77,885	-	-
Dr. Imhoff2	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	-	-
Ms. Rosenstock1	50,000	50,000	-	100,000	50,000	50,000	-	-	-
Mr. James2	2,286	2,000	286	7,745	1,227	1,227	5,291	-	-
Auctus	328,422	249,119	79,303	500,000	-	-	-	700,000	-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	-	500,000
Mr. Wells4	220,000	220,000	-	-	-	-	-	-	-
	$2,737,787	$2,496,316	$241,471	7,957,013	1,121,705	1,121,705	4,713,603	700,000	500,000

Outstanding warrants
Warrants
(Underlying Shares)
Outstanding, January 1, 2021	28,324,275
Issuances	3,437,300
Canceled / Expired	(1,729,662)
Exercised	-
Outstanding, June 30, 2021	30,031,913

Warrants (Underlying Shares)
Outstanding, January 1, 2020	46,016,840
Issuances	11,270,013
Cancelled / Expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	—
Outstanding, December 31, 2020	28,324,275

Shares reserved for warrants
Warrants
(Underlying Shares)		Exercise Price	Expiration Date
7,185,000	(1)	$0.20 per share	12-Feb-23
325,000	(2)	$0.18 per share	4-Apr-22
215,000	(3)	$0.25 per share	1-Jul-22
100,000	(4)	$0.25 per share	1-Sep-22
7,500,000	(5)	$0.20 per share	17-Dec-24
250,000	(6)	$0.16 per share	31-Mar-25
2,597,705	(7)	$0.25 per share	30-Dec-22
2,597,705	(8)	$0.75 per share	30-Dec-22
4,713,603	(9)	$0.20 per share	30-Dec-22
59,600	(10)	$0.25 per share	23-Apr-23
50,000	(11)	$0.25 per share	30-Dec-22
50,000	(12)	$0.75 per share	30-Dec-22
700,000	(13)	$0.15 per share	21-May-23
250,000	(14)	$0.50 per share	23-Jun-23
1,000	(15)	$0.50 per share	10-Aug-22
1,250,000	(16)	$0.25 per share	22-Feb-23
196,000	(17)	$0.25 per share	3-Mar-24
239,950	(18)	$0.25 per share	5-May-24
207,750	(19)	$0.50 per share	5-May-24
1,130,000	(20)	$0.80 per share	17-May-23
200,000	(21)	$0.50 per share	31-May-23
63,600	(22)	$0.80 per share	31-May-23
150,000	(23)	$0.50 per share	31-May-24
30,031,913

Warrants (Underlying Shares)		Exercise Price	Expiration Date
4,262	(1)	$1.824 per share	March 19, 2021
7,185,000	(2)	$0.20 per share	February 12, 2023
1,725,000	(3)	$0.04 per share	February 21, 2021
325,000	(4)	$0.18 per share	April 4, 2022
215,000	(5)	$0.25 per share	July 1, 2022
100,000	(6)	$0.25 per share	September 1, 2022
7,500,000	(7)	$0.20 per share	December 17, 2024
250,000	(8)	$0.16 per share	March 31, 2025
2,597,705	(9)	$0.25 per share	December 30, 2022
2,597,705	(10)	$0.75 per share	December 30, 2022
4,713,603	(11)	$0.20 per share	December 30, 2022
60,000	(12)	$0.25 per share	April 23, 2023
50,000	(13)	$0.25 per share	December 30, 2022
50,000	(14)	$0.75 per share	December 30, 2022
700,000	(15)	$0.15 per share	May 21, 2023
250,000	(16)	$0.50 per share	June 23, 2023
1,000	(17)	$0.50 per share	August 10, 2022
28,324,275